Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk- Cash Flows (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Not Later Than Three Months Member
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	€ 116
Payable Cash Outflows	139
Later Than Three Months And Not Later Than One Year Member
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	277
Payable Cash Outflows	517
Later Than One Year And Not Later Than Five Years Member
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	1,828
Payable Cash Outflows	2,215
Later Than Five Years [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	2,181
Payable Cash Outflows	2,221
Total [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	4,401
Payable Cash Outflows	€ 5,092